VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Communication Services: 1.8%
13,100	(1),(2)	AMC Networks, Inc.	$ 323,701	0.1
2,500		ATN International, Inc.	125,350	0.0
71,800	(2)	Cars.com, Inc.	580,144	0.1
43,400	(1)	Cinemark Holdings, Inc.	434,000	0.1
14,900		Cogent Communications Holdings, Inc.	894,745	0.2
48,710		EW Scripps Co.	557,243	0.1
56,500	(2)	Fluent, Inc.	140,120	0.0
30,500	(2)	Gray Television, Inc.	419,985	0.1
99,300	(2)	IDT Corp.	653,394	0.1
38,830	(2)	Liberty Latin America Ltd.	316,076	0.1
43,400	(2)	Liberty Latin America Ltd. - Class A	358,050	0.1
214,100	(2)	Liberty TripAdvisor Holdings, Inc.	370,393	0.1
59,300		Meredith Corp.	778,016	0.2
6,600		Nexstar Media Group, Inc.	593,538	0.1
24,600	(2)	Ooma, Inc.	321,030	0.1
23,200	(1)	Sinclair Broadcast Group, Inc.	446,136	0.1
38,700		Spok Holdings, Inc.	368,037	0.1
14,300	(2)	Yelp, Inc.	287,287	0.1
			7,967,245	1.8

		Consumer Discretionary: 11.3%
13,500		Aarons, Inc.	764,775	0.2
55,514		Acushnet Holdings Corp.	1,865,826	0.4
24,200	(2)	Adient plc	419,386	0.1
71,600	(2)	American Axle & Manufacturing Holdings, Inc.	413,132	0.1
6,300	(2)	American Public Education, Inc.	177,597	0.0
14,900	(1)	Bed Bath & Beyond, Inc.	223,202	0.1
11,600		Big Lots, Inc.	517,360	0.1
39,000		Bloomin Brands, Inc.	595,530	0.1
6,900		Boyd Gaming Corp.	211,761	0.0
14,549	(2)	Bright Horizons Family Solutions, Inc.	2,212,030	0.5
19,100		Brinker International, Inc.	815,952	0.2
49,445		Brunswick Corp.	2,912,805	0.7
21,320		Carter's, Inc.	1,845,886	0.4
1,300	(2)	Cavco Industries, Inc.	234,403	0.1
16,300		Cooper Tire & Rubber Co.	516,710	0.1
29,800		Core-Mark Holding Co., Inc.	862,114	0.2
63,200		Dana, Inc.	778,624	0.2
11,850	(2)	Deckers Outdoor Corp.	2,607,119	0.6
5,200	(1)	Dillards, Inc.	189,904	0.0
8,800		Dine Brands Global, Inc.	480,392	0.1
22,220		Dunkin Brands Group, Inc.	1,820,040	0.4
14,200	(2)	Genesco, Inc.	305,868	0.1
22,200		Goodyear Tire & Rubber Co.	170,274	0.0
13,540	(2)	Groupon, Inc.	276,216	0.1
38,900		Guess?, Inc.	452,018	0.1
3,900	(2)	Helen of Troy Ltd.	754,728	0.2
22,400	(2)	Hibbett Sports, Inc.	878,528	0.2
4,000		Hooker Furniture Corp.	103,320	0.0
204,100	(2)	Houghton Mifflin Harcourt Co.	353,093	0.1
41,700		International Game Technology PLC	464,121	0.1
25,500		KB Home	978,945	0.2
27,236		LCI Industries	2,894,914	0.7
31,400		Lifetime Brands, Inc.	296,730	0.1
27,400	(1)	Macy's, Inc.	156,180	0.0
13,200	(2)	MarineMax, Inc.	338,844	0.1
18,300	(2)	Meritage Homes Corp.	2,020,137	0.5
4,300	(2)	Modine Manufacturing Co.	26,875	0.0
21,139	(2)	Monarch Casino & Resort, Inc.	942,799	0.2
33,536	(2)	National Vision Holdings, Inc.	1,282,417	0.3
22,896		ODP Corp./The	445,327	0.1
5,500	(2)	Overstock.com, Inc.	399,575	0.1
11,792	(2)	Penn National Gaming, Inc.	857,278	0.2
24,010	(2)	Planet Fitness, Inc.	1,479,496	0.3
8,813		Pool Corp.	2,948,301	0.7
44,600		Rent-A-Center, Inc.	1,333,094	0.3
7,500		Signet Jewelers Ltd.	140,250	0.0
102,900	(2)	Sonos, Inc.	1,562,022	0.4
1,800		Strategic Education, Inc.	164,646	0.0
32,000	(2)	Taylor Morrison Home Corp.	786,880	0.2
18,900		Thor Industries, Inc.	1,800,414	0.4
15,900	(2)	Universal Electronics, Inc.	600,066	0.1
82,404	(1)	Wendy's Company	1,837,197	0.4
4,700		Winnebago Industries	242,849	0.1
18,400		Wolverine World Wide, Inc.	475,456	0.1
13,500	(2)	WW International, Inc.	254,745	0.1
31,600	(2)	Zumiez, Inc.	879,112	0.2
			49,367,263	11.3

		Consumer Staples: 4.0%
14,600	(1)	B&G Foods, Inc.	405,442	0.1
103,207	(2)	BJ's Wholesale Club Holdings, Inc.	4,288,251	1.0
10,763		Casey's General Stores, Inc.	1,912,047	0.4
5,800	(2)	Central Garden & Pet Co. - CENT	231,594	0.1
26,100	(2)	Central Garden & Pet Co. - Class A - CENTA	943,254	0.2
600		Coca-Cola Consolidated, Inc.	144,408	0.0
22,300	(2)	Edgewell Personal Care Co.	621,724	0.2
150,973	(2)	Performance Food Group Co.	5,226,685	1.2
7,800		Pricesmart, Inc.	518,310	0.1
150,444		Primo Water Corp.	2,136,305	0.5
22,500	(1),(2)	Rite Aid Corp.	213,525	0.1
4,800		Sanderson Farms, Inc.	566,256	0.1
5,000	(2)	Seneca Foods Corp.	178,650	0.0
2,000	(2)	TreeHouse Foods, Inc.	81,060	0.0
			17,467,511	4.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: 1.1%
9,900		Arch Resources, Inc.	$ 420,552	0.1
63,100		Berry Corp.	200,027	0.0
6,400	(2)	Bonanza Creek Energy, Inc.	120,320	0.0
18,300	(2)	CNX Resources Corp.	172,752	0.0
16,400		CVR Energy, Inc.	203,032	0.1
31,500	(2)	Dorian L.P.G Ltd.	252,315	0.1
25,300		Falcon Minerals Corp.	61,732	0.0
3,200	(2)	Green Plains, Inc.	49,536	0.0
17,100	(2)	Magnolia Oil & Gas Corp.	88,407	0.0
48,800	(2)	NexTier Oilfield Solutions, Inc.	90,280	0.0
23,900	(2)	Par Pacific Holdings, Inc.	161,803	0.0
18,300	(2)	PDC Energy, Inc.	226,828	0.1
41,000	(2)	Renewable Energy Group, Inc.	2,190,220	0.5
1,500	(2)	REX American Resources Corp.	98,415	0.0
92,800	(2)	Select Energy Services, Inc.	356,352	0.1
39,700		Solaris Oilfield Infrastructure, Inc.	251,698	0.1
			4,944,269	1.1

		Financials: 16.4%
11,700	(2)	Ambac Financial Group, Inc.	149,409	0.0
14,400		American Equity Investment Life Holding Co.	316,656	0.1
8,882		Ameris Bancorp.	202,332	0.1
32,600		Apollo Commercial Real Estate Finance, Inc.	293,726	0.1
14,000		Ares Commercial Real Estate Corp.	127,960	0.0
3,900		Argo Group International Holdings Ltd.	134,277	0.0
40,043	(2)	Assetmark Financial Holdings, Inc.	870,535	0.2
13,600		Associated Banc-Corp.	171,632	0.0
38,600	(2)	Bancorp, Inc.	333,504	0.1
37,500		Bank of NT Butterfield & Son Ltd.	835,500	0.2
88,158		BankUnited, Inc.	1,931,542	0.4
5,600		Bar Harbor Bankshares	115,080	0.0
33,000	(2)	Blucora, Inc.	310,860	0.1
7,800		Business First Bancshares, Inc.	117,000	0.0
2,500	(1),(2)	California Bancorp, Inc.	28,325	0.0
2,900	(2)	Capital Bancorp, Inc.	27,434	0.0
6,500		Capstar Financial Holdings, Inc.	63,765	0.0
6,500		Cathay General Bancorp.	140,920	0.0
1,500		CB Financial Services, Inc.	28,620	0.0
2,600		Central Valley Community Bancorp	32,110	0.0
50		Citizens Holding Co.	1,121	0.0
29,100		CNO Financial Group, Inc.	466,764	0.1
8,900		Colony Credit Real Estate, Inc.	43,699	0.0
42,163		Commerce Bancshares, Inc.	2,373,355	0.5
1,147		Community Trust Bancorp, Inc.	32,414	0.0
62,400		ConnectOne Bancorp, Inc.	877,968	0.2
44,800		Cowen, Inc.	728,896	0.2
25,160		Cullen/Frost Bankers, Inc.	1,608,982	0.4
28,700	(2)	Customers Bancorp, Inc.	321,440	0.1
7,100		Dynex Capital, Inc.	107,991	0.0
48,491		Eaton Vance Corp.	1,849,932	0.4
1,600		Ellington Financial, Inc.	19,616	0.0
9,400	(2)	Enova International, Inc.	154,066	0.0
1,300		Enterprise Financial Services Corp.	35,451	0.0
1,900		ESSA Bancorp, Inc.	23,427	0.0
35,700		Essent Group Ltd.	1,321,257	0.3
3,938		Factset Research Systems, Inc.	1,318,757	0.3
39,900		Federated Hermes, Inc.	858,249	0.2
25,600		FedNat Holding Co.	161,792	0.0
14,700		Financial Institutions, Inc.	226,380	0.1
143,200		First BanCorp. Puerto Rico	747,504	0.2
3,600		First Bank/Hamilton NJ	22,320	0.0
3,700		First Business Financial Services, Inc.	52,873	0.0
1,100		First Choice Bancorp	14,619	0.0
2,800		First Community Bancshares, Inc.	50,540	0.0
100,986		First Financial Bancorp.	1,212,337	0.3
119,665	(1)	First Hawaiian, Inc.	1,731,553	0.4
316,342		First Horizon National Corp.	2,983,105	0.7
4,600		First Internet Bancorp	67,758	0.0
36,200		Flagstar Bancorp, Inc.	1,072,606	0.3
77,955	(2)	Focus Financial Partners, Inc.	2,556,144	0.6
1,300		FS Bancorp, Inc.	53,300	0.0
2,100		Great Ajax Corp.	17,409	0.0
5,400		Great Southern Bancorp., Inc.	195,588	0.0
19,300		Hancock Whitney Corp.	363,033	0.1
27,150		Hanmi Financial Corp.	222,901	0.1
3,400		Heritage Insurance Holdings, Inc.	34,408	0.0
21,900		Hilltop Holdings, Inc.	450,702	0.1
7,600		HomeStreet, Inc.	195,776	0.0
4,800		Houlihan Lokey, Inc.	283,440	0.1
7,200	(1)	Investar Holding Corp.	92,304	0.0
174,200		Investors Bancorp, Inc.	1,264,692	0.3
10,000		James River Group Holdings Ltd.	445,300	0.1
18,660		Kinsale Capital Group, Inc.	3,548,759	0.8
3,600		KKR Real Estate Finance Trust, Inc.	59,508	0.0
53,500		Ladder Capital Corp.	380,920	0.1
72,640		Lazard Ltd.	2,400,752	0.6
9,900		Luther Burbank Corp.	82,665	0.0
7,300		Macatawa Bank Corp.	47,669	0.0
2,300		Meridian Corp.	37,099	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
3,000	(2)	Metropolitan Bank Holding Corp.	$ 84,000	0.0
52,500		MGIC Investment Corp.	465,150	0.1
2,500		Mid Penn Bancorp, Inc.	43,275	0.0
1,300	(2)	MMA Capital Holdings, Inc.	29,263	0.0
62,807		Moelis & Co.	2,207,038	0.5
16,413		Morningstar, Inc.	2,636,092	0.6
78,100	(2)	Mr Cooper Group, Inc.	1,743,192	0.4
10,700		National General Holdings Corp.	361,125	0.1
10,000		Nelnet, Inc.	602,500	0.1
12,600	(2)	NMI Holdings, Inc.	224,280	0.1
3,200		Northeast Bank	58,880	0.0
66,400		OceanFirst Financial Corp.	909,016	0.2
10,900		OP Bancorp	62,348	0.0
14,500	(2)	Oportun Financial Corp.	170,955	0.0
19,625		PacWest Bancorp	335,195	0.1
11,000		PennyMac Financial Services, Inc.	639,320	0.2
47,900		PennyMac Mortgage Investment Trust	769,753	0.2
3,700		Piper Sandler Cos	270,100	0.1
24,700		Popular, Inc.	895,869	0.2
16,100	(2)	ProSight Global, Inc.	182,574	0.0
20,800		Provident Bancorp, Inc.	162,032	0.0
63,200		Provident Financial Services, Inc.	771,040	0.2
49,800		Radian Group, Inc.	727,578	0.2
3,800		RBB Bancorp	43,092	0.0
73,700		Redwood Trust, Inc.	554,224	0.1
39,364		RLI Corp.	3,295,948	0.8
29,400	(2)	Select Bancorp, Inc.	211,386	0.1
2,600		Selective Insurance Group	133,874	0.0
59,722	(1),(2)	Selectquote, Inc.	1,209,371	0.3
4,900		Shore Bancshares, Inc.	53,802	0.0
2,400		Sierra Bancorp.	40,296	0.0
28,979		Signature Bank	2,404,967	0.6
1,500		Standard AVB Financial Corp.	48,975	0.0
22,200	(2)	StepStone Group, Inc.	590,742	0.1
20,500		Sterling Bancorp	215,660	0.1
10,000		Stewart Information Services Corp.	437,300	0.1
10,700		Stifel Financial Corp.	540,992	0.1
18,100		Synovus Financial Corp.	383,177	0.1
7,500	(2)	Third Point Reinsurance Ltd.	52,125	0.0
7,100		TPG RE Finance Trust, Inc.	60,066	0.0
11,000		Two Harbors Investment Corp.	55,990	0.0
63,300		Umpqua Holdings Corp.	672,246	0.2
14,300		United Community Banks, Inc./GA	242,099	0.1
4,500		United Insurance Holdings Corp.	27,270	0.0
3,800		Virtus Investment Partners, Inc.	526,870	0.1
14,900		Walker & Dunlop, Inc.	789,700	0.2
2,200	(1),(2)	Watford Holdings Ltd.	50,468	0.0
63,208		Western Alliance Bancorp.	1,998,637	0.5
52,043		Wintrust Financial Corp.	2,084,322	0.5
33,400		Zions Bancorp NA	975,948	0.2
			71,500,450	16.4

		Health Care: 16.8%
145,100	(2)	Accuray, Inc.	348,240	0.1
7,700	(2)	Adaptive Biotechnologies Corp.	374,451	0.1
141,300	(2)	Aduro Biotech, Inc.	343,359	0.1
26,200	(2)	Akebia Therapeutics, Inc.	65,762	0.0
21,900	(2)	Alector, Inc.	230,717	0.1
21,200	(2)	Allogene Therapeutics, Inc.	799,452	0.2
58,100	(2)	Alphatec Holdings, Inc.	385,784	0.1
5,300	(1),(2)	AMAG Pharmaceuticals, Inc.	49,820	0.0
40,500	(2)	American Renal Associates Holdings, Inc.	279,450	0.1
44,200	(2)	Amicus Therapeutics, Inc.	624,104	0.1
13,700	(2)	AMN Healthcare Services, Inc.	800,902	0.2
37,600	(2)	AnaptysBio, Inc.	554,600	0.1
17,000	(1),(2)	Apollo Medical Holdings, Inc.	304,980	0.1
59,700	(2)	Apyx Medical Corp.	281,187	0.1
23,200	(2)	Arrowhead Pharmaceuticals, Inc.	998,992	0.2
600	(2)	Arvinas, Inc.	14,166	0.0
20,100	(2)	Assembly Biosciences, Inc.	330,444	0.1
4,000	(2)	Atara Biotherapeutics, Inc.	51,840	0.0
6,500	(2)	Avanos Medical, Inc.	215,930	0.1
18,100	(2)	AxoGen, Inc.	210,503	0.0
9,500	(1),(2)	Berkeley Lights, Inc.	725,420	0.2
3,200	(2)	Bluebird Bio, Inc.	172,640	0.0
9,400	(2)	Blueprint Medicines Corp.	871,380	0.2
11,100	(1),(2)	Bridgebio Pharma, Inc.	416,472	0.1
25,581		Cantel Medical Corp.	1,124,029	0.3
12,800	(2)	Cara Therapeutics, Inc.	162,880	0.0
33,001	(2)	Catalent, Inc.	2,826,866	0.6
92,600	(2)	Catalyst Pharmaceuticals, Inc.	275,022	0.1
3,415		Chemed Corp.	1,640,395	0.4
28,400	(1),(2)	Coherus Biosciences, Inc.	520,856	0.1
14,500	(2)	Concert Pharmaceuticals, Inc.	142,390	0.0
800		Conmed Corp.	62,936	0.0
55,806	(2)	Covetrus, Inc.	1,361,666	0.3
69,600	(2)	Cross Country Healthcare, Inc.	451,704	0.1
31,334	(2)	Cutera, Inc.	594,406	0.1
33,000	(2)	Dicerna Pharmaceuticals, Inc.	593,670	0.1
55,147		Encompass Health Corp.	3,583,452	0.8
216,400	(2)	Endo International PLC	714,120	0.2
53,466	(2)	Envista Holdings Corp.	1,319,541	0.3
10,900	(1),(2)	Esperion Therapeutics, Inc.	405,153	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
9,400	(2)	FibroGen, Inc.	$ 386,528	0.1
6,300	(1),(2)	Gritstone Oncology, Inc.	16,695	0.0
20,500	(2)	Hanger, Inc.	324,310	0.1
36,705	(2)	HealthEquity, Inc.	1,885,536	0.4
46,800	(2)	Heron Therapeutics, Inc.	693,576	0.2
54,748	(2)	HMS Holdings Corp.	1,311,215	0.3
17,000	(2)	Homology Medicines, Inc.	181,900	0.0
29,400	(2)	Horizon Therapeutics Plc	2,283,792	0.5
13,096	(2)	ICU Medical, Inc.	2,393,425	0.6
26,500	(2)	Immunomedics, Inc.	2,253,295	0.5
7,600	(2)	Inogen, Inc.	220,400	0.1
20,000	(2)	Insmed, Inc.	642,800	0.1
3,400	(2)	Integer Holdings Corp.	200,634	0.0
41,800	(2)	Intersect ENT, Inc.	681,758	0.2
66,200		Invacare Corp.	497,824	0.1
17,900	(2)	Jounce Therapeutics, Inc.	146,064	0.0
2,800	(2)	Kura Oncology, Inc.	85,792	0.0
132,500	(2)	Lannett Co., Inc.	809,575	0.2
2,200	(2)	LHC Group, Inc.	467,632	0.1
28,200	(2)	Magellan Health, Inc.	2,136,996	0.5
55,000	(2)	Mednax, Inc.	895,400	0.2
15,300	(2)	MeiraGTx Holdings plc	202,572	0.0
21,392	(2)	Molina Healthcare, Inc.	3,915,592	0.9
266,300	(2)	Mustang Bio, Inc.	838,845	0.2
10,400		National Healthcare Corp.	648,024	0.2
17,100	(2)	Natus Medical, Inc.	292,923	0.1
32,400	(2)	NextGen Healthcare, Inc.	412,776	0.1
29,200	(2)	NGM Biopharmaceuticals, Inc.	464,572	0.1
9,200	(2)	NuVasive, Inc.	446,844	0.1
3,000	(2)	Omnicell, Inc.	223,980	0.1
14,100	(2)	OraSure Technologies, Inc.	171,597	0.0
36,800	(2)	Orthofix Medical, Inc.	1,145,952	0.3
4,200	(2)	Outset Medical, Inc.	210,000	0.0
89,250		Owens & Minor, Inc.	2,241,068	0.5
41,200	(2)	Personalis, Inc.	892,804	0.2
7,700		Phibro Animal Health Corp.	133,980	0.0
57,039		Premier, Inc.	1,872,590	0.4
15,459	(2)	Prestige Consumer Healthcare, Inc.	563,017	0.1
10,718	(2)	Providence Service Corp.	995,809	0.2
2,400	(2)	Radius Health, Inc.	27,216	0.0
3,900	(2)	Revance Therapeutics, Inc.	98,046	0.0
6,900	(2)	REVOLUTION Medicines, Inc.	240,120	0.1
11,300	(2)	Rhythm Pharmaceuticals, Inc.	244,871	0.1
9,400	(2)	Sage Therapeutics, Inc.	574,528	0.1
4,200	(2)	Sarepta Therapeutics, Inc.	589,806	0.1
53,300	(2)	Select Medical Holdings Corp.	1,109,706	0.3
27,600	(2)	SI-BONE, Inc.	654,672	0.2
40,600	(2)	Sientra, Inc.	138,040	0.0
24,667	(2)	Surgery Partners, Inc.	540,207	0.1
5,200	(1),(2)	Sutro Biopharma, Inc.	52,260	0.0
45,409	(2)	Syneos Health, Inc.	2,413,942	0.6
108,000	(2)	Syros Pharmaceuticals, Inc.	954,720	0.2
10,600	(2)	TCR2 Therapeutics, Inc.	215,392	0.1
49,700	(2)	Tenet Healthcare Corp.	1,218,147	0.3
74,600	(1),(2)	TherapeuticsMD, Inc.	117,868	0.0
41,100	(2)	Translate Bio, Inc.	559,371	0.1
3,200		Utah Medical Products, Inc.	255,584	0.1
13,500	(1),(2)	Viela Bio, Inc.	379,080	0.1
91,300	(1),(2)	ViewRay, Inc.	319,550	0.1
14,700	(2)	Vir Biotechnology, Inc.	504,651	0.1
39,700	(2)	VYNE Therapeutics, Inc.	65,902	0.0
72,100	(1),(2)	WaVe Life Sciences Ltd.	612,129	0.1
4,033		West Pharmaceutical Services, Inc.	1,108,672	0.3
8,400	(2)	Xencor, Inc.	325,836	0.1
1,600	(2)	Y-mAbs Therapeutics, Inc.	61,424	0.0
17,800	(1),(2)	Zogenix, Inc.	319,154	0.1
31,649	(1),(2)	Zynerba Pharmaceuticals, Inc.	104,758	0.0
			73,223,425	16.8

		Industrials: 17.8%
26,300		AAR Corp.	494,440	0.1
19,300		ABM Industries, Inc.	707,538	0.2
104,450		ACCO Brands Corp.	605,810	0.1
2,900	(2)	Aerojet Rocketdyne Holdings, Inc.	115,681	0.0
56,879		Altra Industrial Motion Corp.	2,102,817	0.5
31,869		Applied Industrial Technologies, Inc.	1,755,982	0.4
63,200		ArcBest Corp.	1,962,992	0.5
44,300		Argan, Inc.	1,856,613	0.4
1,600	(2)	ASGN, Inc.	101,696	0.0
43,600	(2)	Atkore International Group, Inc.	991,028	0.2
800	(2)	Atlas Air Worldwide Holdings, Inc.	48,720	0.0
20,500		Barrett Business Services, Inc.	1,075,020	0.3
14,100	(2)	Beacon Roofing Supply, Inc.	438,087	0.1
26,800	(2)	BMC Stock Holdings, Inc.	1,147,844	0.3
48,144		Brady Corp.	1,926,723	0.4
7,600		Brink's Co.	312,284	0.1
19,800	(2)	Builders FirstSource, Inc.	645,876	0.2
25,800		Caesarstone Ltd.	252,840	0.1
17,800	(2)	Casella Waste Systems, Inc.	994,130	0.2
26,200	(2)	CBIZ, Inc.	599,194	0.1
15,400		Columbus McKinnon Corp.	509,740	0.1
10,900		Comfort Systems USA, Inc.	561,459	0.1
26,441		CoreLogic, Inc.	1,789,262	0.4
19,400	(2)	Cornerstone Building Brands, Inc.	154,812	0.0
71,500		Costamare, Inc.	434,005	0.1
35,072		Douglas Dynamics, Inc.	1,199,462	0.3

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
5,800	(2)	Echo Global Logistics, Inc.	$ 149,466	0.0
12,500		EMCOR Group, Inc.	846,375	0.2
21,673		Fortune Brands Home & Security, Inc.	1,875,148	0.4
100,278	(2)	Gates Industrial Corp. PLC	1,115,091	0.3
4,500	(2)	Gencor Industries, Inc.	49,635	0.0
9,146	(2)	Generac Holdings, Inc.	1,771,031	0.4
3,800	(2)	Gibraltar Industries, Inc.	247,532	0.1
33,100	(2)	GMS, Inc.	797,710	0.2
62,200	(2)	Great Lakes Dredge & Dock Corp.	591,522	0.1
2,308		Hawaiian Holdings, Inc.	29,750	0.0
18,400		Heidrick & Struggles International, Inc.	361,560	0.1
13,000		Herman Miller, Inc.	392,080	0.1
10,000		HNI Corp.	313,800	0.1
34,700	(2)	HUB Group, Inc.	1,741,767	0.4
62,209	(2)	IAA, Inc.	3,239,223	0.8
7,600		ICF International, Inc.	467,628	0.1
1,700		Insperity, Inc.	111,333	0.0
6,700	(2)	JELD-WEN Holding, Inc.	151,420	0.0
12,900		KAR Auction Services, Inc.	185,760	0.1
15,900		Kelly Services, Inc.	270,936	0.1
39,000		Kimball International, Inc.	411,060	0.1
49,010	(1)	Knight-Swift Transportation Holdings, Inc.	1,994,707	0.5
47,800		Knoll, Inc.	576,468	0.1
40,400		Korn Ferry	1,171,600	0.3
17,448		Landstar System, Inc.	2,189,550	0.5
35,811		Lincoln Electric Holdings, Inc.	3,296,044	0.8
5,100	(2)	Masonite International Corp.	501,840	0.1
23,000	(2)	Mastec, Inc.	970,600	0.2
21,600	(2)	Meritor, Inc.	452,304	0.1
2,800		Moog, Inc.	177,884	0.0
26,626		MSA Safety, Inc.	3,572,410	0.8
6,300		Mueller Industries, Inc.	170,478	0.0
8,625		Nordson Corp.	1,654,448	0.4
13,200	(2)	NOW, Inc.	59,928	0.0
5,400		Park Aerospace Corp.	58,968	0.0
3,100		Park-Ohio Holdings Corp.	49,817	0.0
5,800	(2)	PGT Innovations, Inc.	101,616	0.0
4,200		Powell Industries, Inc.	101,346	0.0
28,700		Primoris Services Corp.	517,748	0.1
52,100		Quad/Graphics, Inc.	157,863	0.0
19,600		Quanex Building Products Corp.	361,424	0.1
23,305	(2)	RBC Bearings, Inc.	2,824,799	0.7
47,100		Steelcase, Inc.	476,181	0.1
38,900	(2)	Sterling Construction Co., Inc.	550,824	0.1
54,500		Terex Corp.	1,055,120	0.2
70,745		Toro Co.	5,939,043	1.4
12,500	(2)	TriNet Group, Inc.	741,500	0.2
22,300	(2)	TrueBlue, Inc.	345,427	0.1
26,100	(2)	Tutor Perini Corp.	290,493	0.1
8,800		UFP Industries, Inc.	497,288	0.1
11,800	(2)	Vectrus, Inc.	448,400	0.1
10,100	(2)	Veritiv Corp.	127,866	0.0
102,117	(2)	Welbilt, Inc.	629,041	0.2
38,400	(2)	Wesco International, Inc.	1,690,368	0.4
180,056	(2)	WillScot Mobile Mini Holdings Corp.	3,003,334	0.7
33,765		Woodward, Inc.	2,706,602	0.6
			77,367,211	17.8

		Information Technology: 14.0%
3,700	(2)	ACI Worldwide, Inc.	96,681	0.0
10,300	(2)	Advanced Energy Industries, Inc.	648,282	0.2
37,900	(2)	Alpha & Omega Co.	485,878	0.1
22,300		American Software, Inc.	313,092	0.1
39,700	(2)	Amkor Technology, Inc.	444,640	0.1
15,000	(2)	Ansana, Inc.	424,895	0.1
21,060	(2)	Aspen Technology, Inc.	2,665,985	0.6
55,300	(2)	Avaya Holdings Corp.	840,560	0.2
17,198		Badger Meter, Inc.	1,124,233	0.3
34,000		Benchmark Electronics, Inc.	685,100	0.2
16,000	(1),(2)	Bentley Systems, Inc.	502,400	0.1
14,243	(2)	Bill.com Holdings, Inc.	1,428,715	0.3
22,690		Cabot Microelectronics Corp.	3,240,359	0.7
52,900	(2)	Cambium Networks Corp.	892,423	0.2
4,800	(2)	Ciena Corp.	190,512	0.0
51,300	(2)	Cornerstone OnDemand, Inc.	1,865,268	0.4
70,000	(2)	Diebold Nixdorf, Inc.	534,800	0.1
12,500	(2)	Digital Turbine, Inc.	409,250	0.1
15,600	(2)	Domo, Inc.	597,948	0.1
11,554	(1),(2)	Duck Creek Technologies, Inc.	524,898	0.1
92,100	(2)	eGain Corp.	1,305,057	0.3
29,199	(2)	Envestnet, Inc.	2,252,995	0.5
29,300	(2)	Evo Payments, Inc.	728,105	0.2
115,900	(2)	Extreme Networks, Inc.	465,918	0.1
6,500	(2)	Fabrinet	409,695	0.1
36,600	(2)	GSI Technology, Inc.	206,424	0.1
22,140	(2)	Guidewire Software, Inc.	2,308,538	0.5
15,500	(2)	Ichor Holdings Ltd.	334,335	0.1
3,300	(2)	Itron, Inc.	200,442	0.0
12,900	(2)	j2 Global, Inc.	892,938	0.2
4,700	(1),(2)	JFrog Ltd.	397,855	0.1
52,500		KBR, Inc.	1,173,900	0.3
5,075	(2)	Kimball Electronics, Inc.	58,667	0.0
55,471	(2)	Medallia, Inc.	1,521,015	0.4
31,600		Methode Electronics, Inc.	900,600	0.2
6,300	(2)	MicroStrategy, Inc.	948,528	0.2
4,200	(2)	Model N, Inc.	148,176	0.0
6,061		Monolithic Power Systems, Inc.	1,694,716	0.4
5,056	(1),(2)	nCino, Inc.	402,862	0.1
20,500		NIC, Inc.	403,850	0.1
74,316	(2)	nLight, Inc.	1,744,940	0.4
11,674	(2)	Novanta, Inc.	1,229,739	0.3
3,900		NVE Corp.	191,412	0.0
30,000		PCTEL, Inc.	169,800	0.0
11,600	(2)	PDF Solutions, Inc.	217,036	0.1
24,900		Perspecta, Inc.	484,305	0.1
93,500	(2)	Photronics, Inc.	931,260	0.2
36,300		Plantronics, Inc.	429,792	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
44,704		Power Integrations, Inc.	$ 2,476,602	0.6
35,865	(2)	Q2 Holdings, Inc.	3,273,040	0.8
9,100	(2)	Rambus, Inc.	124,579	0.0
33,718	(2)	RealPage, Inc.	1,943,505	0.4
50,200	(2)	Rimini Street, Inc.	161,644	0.0
9,800	(2)	Rosetta Stone, Inc.	293,804	0.1
65,500	(2)	Sanmina Corp.	1,771,775	0.4
19,900	(2)	Scansource, Inc.	394,617	0.1
10,800		Science Applications International Corp.	846,936	0.2
24,700	(1),(2)	SMART Global Holdings, Inc.	675,298	0.2
126,000	(1),(2)	Startek, Inc.	661,500	0.2
13,000	(2)	SVMK, Inc.	287,430	0.1
30,700		TTEC Holdings, Inc.	1,674,685	0.4
4,109	(2)	Tyler Technologies, Inc.	1,432,233	0.3
22,300	(2)	Ultra Clean Holdings, Inc.	478,558	0.1
17,100	(2)	Verint Systems, Inc.	823,878	0.2
33,600		Vishay Intertechnology, Inc.	523,152	0.1
23,300	(2)	Vishay Precision Group, Inc.	589,956	0.1
15,567	(2)	WEX, Inc.	2,163,346	0.5
35,400	(2)	Zuora, Inc.	366,036	0.1
			61,031,393	14.0

		Materials: 5.4%
47,043		Aptargroup, Inc.	5,325,267	1.2
30,800		Avient Corp.	814,968	0.2
25,600		Boise Cascade Co.	1,021,952	0.2
1,900	(2)	Clearwater Paper Corp.	72,086	0.0
72,600		Commercial Metals Co.	1,450,548	0.3
26,800	(2)	Crown Holdings, Inc.	2,059,848	0.5
14,600		FutureFuel Corp.	166,002	0.0
78,178	(2)	GCP Applied Technologies, Inc.	1,637,829	0.4
1,700		Kaiser Aluminum Corp.	91,103	0.0
30,800	(2)	Koppers Holdings, Inc.	644,028	0.2
10,700	(2)	Kraton Corp.	190,674	0.0
33,200		Louisiana-Pacific Corp.	979,732	0.2
5,900		Minerals Technologies, Inc.	301,490	0.1
9,800		Myers Industries, Inc.	129,654	0.0
18,300		O-I Glass, Inc.	193,797	0.1
29,500		Orion Engineered Carbons SA	369,045	0.1
52,600	(2)	Pactiv Evergreen, Inc.	668,020	0.2
5,100		PH Glatfelter Co.	70,227	0.0
107,326	(2)	PQ Group Holdings, Inc.	1,101,165	0.3
15,162		Quaker Chemical Corp.	2,724,763	0.6
41,300		Schweitzer-Mauduit International, Inc.	1,255,107	0.3
44,900		SunCoke Energy, Inc.	153,558	0.0
12,800		Trinseo SA	328,192	0.1
66,800		Tronox Holdings PLC	525,716	0.1
14,400	(2)	US Concrete, Inc.	418,176	0.1
16,900		Verso Corp.	133,341	0.0
28,800		Warrior Met Coal, Inc.	491,904	0.1
7,100		Worthington Industries, Inc.	289,538	0.1
			23,607,730	5.4

		Real Estate: 6.5%
5,900		Acadia Realty Trust	61,950	0.0
16,300		Alexander & Baldwin, Inc.	182,723	0.1
650		Alexander's, Inc.	159,393	0.0
5,000		American Assets Trust, Inc.	120,450	0.0
36,104		American Campus Communities, Inc.	1,260,752	0.3
28,600		American Finance Trust, Inc.	179,322	0.0
55,200		Armada Hoffler Properties, Inc.	511,152	0.1
24,200		Broadstone Net Lease, Inc.	406,076	0.1
4,000		BRT Apartments Corp.	47,120	0.0
4,800		CareTrust REIT, Inc.	85,416	0.0
35,500		CatchMark Timber Trust, Inc.	317,015	0.1
7,300		Chatham Lodging Trust	55,626	0.0
58,000		City Office REIT, Inc.	436,160	0.1
12,800		Columbia Property Trust, Inc.	139,648	0.0
1,100		Community Healthcare Trust, Inc.	51,436	0.0
4,900		CorePoint Lodging, Inc.	26,705	0.0
14,656		Cousins Properties, Inc.	419,015	0.1
93,331		CubeSmart	3,015,525	0.7
160,495	(2)	Cushman & Wakefield PLC	1,686,802	0.4
58,300		DiamondRock Hospitality Co.	295,581	0.1
29,593		EastGroup Properties, Inc.	3,827,263	0.9
4,700		Essential Properties Realty Trust, Inc.	86,104	0.0
23,775		First Industrial Realty Trust, Inc.	946,245	0.2
2,900		Getty Realty Corp.	75,429	0.0
30,500		Gladstone Commercial Corp.	513,925	0.1
3,400		Global Medical REIT, Inc.	45,900	0.0
58,900		Global Net Lease, Inc.	936,510	0.2
18,900		Healthcare Realty Trust, Inc.	569,268	0.1
2,200		Highwoods Properties, Inc.	73,854	0.0
8,500		Hudson Pacific Properties, Inc.	186,405	0.1
600		Investors Real Estate Trust	39,102	0.0
1,253		Jones Lang LaSalle, Inc.	119,862	0.0
5,200		Kite Realty Group Trust	60,216	0.0
24,400		Monmouth Real Estate Investment Corp.	337,940	0.1
68,110		National Retail Properties, Inc.	2,350,476	0.5
38,500		New Senior Investment Group, Inc.	154,000	0.0
1,517		One Liberty Properties, Inc.	24,818	0.0
93,937		Outfront Media, Inc.	1,366,783	0.3
21,800		Physicians Realty Trust	390,438	0.1
15,000		Plymouth Industrial REIT, Inc.	185,100	0.1
15,400		PotlatchDeltic Corp.	648,340	0.2

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
4,200		QTS Realty Trust, Inc.	$ 264,684	0.1
101,100		Realogy Holdings Corp.	954,384	0.2
72,400		Retail Properties of America, Inc.	420,644	0.1
8,900		Retail Value, Inc.	111,873	0.0
2,700		RMR Group, Inc.	74,169	0.0
18,053		Ryman Hospitality Properties	664,350	0.2
23,400		Sabra Healthcare REIT, Inc.	322,569	0.1
2,700		SITE Centers Corp.	19,440	0.0
52,900		STAG Industrial, Inc.	1,612,921	0.4
79,303		Sunstone Hotel Investors, Inc.	629,666	0.2
20,800		Urban Edge Properties	202,176	0.1
70,000		Xenia Hotels & Resorts, Inc.	614,600	0.1
			28,287,321	6.5

		Utilities: 2.3%
37,100	(2)	Atlantic Power Corp.	72,716	0.0
6,300		Black Hills Corp.	336,987	0.1
4,700		Chesapeake Utilities Corp.	396,210	0.1
36,200		Clearway Energy, Inc.-Class A	894,140	0.2
32,400		Clearway Energy, Inc.-Class C	873,504	0.2
1,900		Consolidated Water Co., Ltd.	19,779	0.0
5,600		Genie Energy Ltd.	44,800	0.0
4,400		Idacorp, Inc.	351,560	0.1
9,400		New Jersey Resources Corp.	253,988	0.1
47,043		NorthWestern Corp.	2,288,172	0.5
76,757		Portland General Electric Co.	2,724,873	0.6
10,100		Southwest Gas Holdings, Inc.	637,310	0.2
68,200	(1)	Spark Energy, Inc.	567,424	0.1
7,800		Spire, Inc.	414,960	0.1
7,644		Vistra Corp.	144,166	0.0
			10,020,589	2.3

	Total Common Stock
	(Cost $391,175,375)		424,784,407	97.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
		Repurchase Agreements: 2.4%
1,165,650	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/20, 0.10%, due 10/01/20 (Repurchase Amount $1,165,653, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $1,188,963, due 10/25/20-06/20/69)	$ 1,165,650	0.3
1,451,326	(3)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $1,451,331, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $1,480,359, due 10/08/20-08/15/50)	1,451,326	0.3
2,447,630	(3)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $2,447,635, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $2,496,583, due 11/27/20-11/01/59)	2,447,630	0.6
556,239	(3)	JPMorgan Securities LLC, Repurchase Agreement dated 09/30/20, 0.06%, due 10/01/20 (Repurchase Amount $556,240, collateralized by various U.S. Government Securities, 0.000%-1.750%, Market Value plus accrued interest $567,364, due 11/19/20-08/31/24)	556,239	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
2,447,630	(3)	MUFG Securities America Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $2,447,635, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $2,496,583, due 08/01/35-09/01/50)	$ 2,447,630	0.5
2,447,630	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $2,447,635, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $2,496,583, due 10/27/20-07/15/61)	2,447,630	0.6

	Total Repurchase Agreements
	(Cost $10,516,105)		10,516,105	2.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.6%
11,245,101	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $11,245,101)	11,245,101	2.6

	Total Short-Term Investments
	(Cost $21,761,206)	21,761,206	5.0

	Total Investments in Securities (Cost $412,936,581)	$ 446,545,613	102.4
	Liabilities in Excess of Other Assets	(10,292,316)	(2.4)
	Net Assets	$ 436,253,297	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2020.

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$424,784,407	$–	$–	$424,784,407
Short-Term Investments	11,245,101	10,516,105	–	21,761,206
Total Investments, at fair value	$436,029,508	$10,516,105	$–	$446,545,613
Liabilities Table
Other Financial Instruments+
Futures	$(8,422)	$–	$–	$(8,422)
Total Liabilities	$(8,422)	$–	$–	$(8,422)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2020, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	38	12/18/20	$ 2,858,360	$ (8,422)
			$ 2,858,360	$ (8,422)

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $416,764,752.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$79,231,499
Gross Unrealized Depreciation	(49,459,060)
Net Unrealized Appreciation	$29,772,439